FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - Level 3 $ in Billions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.23	0.05
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.14	1.26
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.98	0.99
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0868	0.0135
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0868	0.0491
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0868	0.0463
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 5.2	$ 22.0
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.01	0.01
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.73	1.20
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.84	0.88
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0016	0.0019
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0545	0.2681
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0195	0.0614
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0075	0.0162
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1899	0.1849
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0208	0.0318
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.7	$ 0.1
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0.0001
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0112	0.0205
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Asset-backed securities | Relative value to market comparable | Bond price equivalent (% of par) | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0079	0.0057
Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 13.3	$ 15.3
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 2.8	$ 2.6
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0095	0.0051
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0201	0.0201
Derivative financial instruments: Interest rate contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.9	$ 0.4
Financial liabilities measured at fair value	$ 0.3	$ 0.2
Derivative financial instruments: Interest rate contracts | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0005
Derivative financial instruments: Interest rate contracts | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0020
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0050	0.0045
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0156	0.0154
Derivative financial instruments: Interest rate contracts | Option model | IR-to-IR correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.60	0.04
Derivative financial instruments: Interest rate contracts | Option model | IR-to-IR correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.99	1
Derivative financial instruments: Credit derivative contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.6	$ 0.5
Financial liabilities measured at fair value	$ 0.4	$ 0.6
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0002	0.0001
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1789	0.2421
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.50	0.50
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.66	0.66
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Recovery rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0.14
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Recovery rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1
Derivative financial instruments: Credit derivative contracts | Option model | Credit volatility | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.59	0.60
Derivative financial instruments: Credit derivative contracts | Option model | Credit volatility | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.27	0.60
Derivative financial instruments: Equity / index contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.1	$ 1.3
Financial liabilities measured at fair value	$ 3.1	$ 3.3
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.16	0.17
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.04	0.04
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.26	1.42
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.65)	(0.40)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.80	0.77
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	(0.50)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 0.1	$ 1.0
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0060	0.0035
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0101	0.0102